SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 2-94608

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 29                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-4165

     Amendment No. 31                                                 [X]

                        (Check appropriate box or boxes.)


                    AMERICAN CENTURY TARGET MATURITIES TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


            William M. Lyons, 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: January 12, 1999

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        [american century logo(reg.sm)]
                                    AMERICAN
                                    CENTURY


                                   Prospectus

                                February 1, 1999

                                AMERICAN CENTURY

                                  Target 2000
                                  Target 2005
                                  Target 2010
                                  Target 2015
                                  Target 2020
                                  Target 2025

                                 Investor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.



Dear Investor,

American Century prospectuses have a new personality, highlighted by easy-to-read and easy-to-understand language. Designed with you, the investor, in mind, the new prospectus provides comprehensive fund information that doesn't get lost in lengthy, technical language. As you read through this prospectus, please take note of the many improvements we've made, especially:



o    A less-cluttered, larger-sized booklet

o    A new section that discusses a fund's risk and return potential

o A new fund performance section that shows a fund's returns from year to year

o Charts and tables that help illustrate important information about the funds

o    Key information and definitions highlighted in the margins



The prospectus is your tool to understanding American Century funds. If you have questions or comments about the prospectus, please give us a call. You can reach one of our Investor Services Representatives at 1-800-345-2021 weekdays, 7 a.m. to 7 p.m. Central time.



Sincerely,





Table of Contents

An Overview of the Funds.......................................................2
Fees and Expenses..............................................................3
Detailed Information about the Funds...........................................4
          Target 2000
          Target 2005
          Target 2010
          Target 2015
          Target 2020
          Target 2025
Basics of Fixed Income Investing...............................................8
Management....................................................................11
How to Invest in American Century.............................................14
Share Price and Distributions.................................................17
Taxes.........................................................................18
Multiple Class Information....................................................19
Financial Highlights..........................................................20
At Your Service...............................................................27


                               Fund Reference

                                                                       Fund Code      Ticker    Newspaper Listing
------------------------------------------------------------------------------------------------------------------------------
American Century Target Maturities Trust: 2000 .................          963          BTMTX          Tg2000
American Century Target Maturities Trust: 2005 .................          964          BTFIX          Tg2005
American Century Target Maturities Trust: 2010 .................          965          BTTNX          Tg2010
American Century Target Maturities Trust: 2015 .................          966          BTFTX          Tg2015
American Century Target Maturities Trust: 2020 .................          967          BTTTX          Tg2020
American Century Target Maturities Trust: 2025 .................          968          BTTRX          Tg2025

********************LEFT MARGIN CALLOUTS************************
Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*        This symbol highlights special information and helpful tips.
********************END LEFT MARGIN CALLOUTS****************



An Overview of the Funds

What are the funds' investment goals?

These funds seek the highest return consistent with investment in U.S. Treasury securities.


What are the funds' primary investments and risks?

The funds invest in zero-coupon U.S. Treasury securities. Each of the funds invests in different types of these municipal debt securities and involves different risks. The chart below shows the primary differences among the funds. Additional important information about the funds' investment strategies and risks begins on page 1.

Fund          Primary Investments                    Primary Risks
------------- -------------------------------------- ---------------------------

Target 2000   Zero-coupon U.S. Treasury securities   Lowest interest rate risk


Target 2005   Zero-coupon U.S. Treasury securities   Low interest rate risk


Target 2010   Zero-coupon U.S. Treasury securities   Interest rate risk


Target 2015   Zero-coupon U.S. Treasury securities   High interest rate risk


Target 2020   Zero-coupon U.S. Treasury securities   Higher interest rate risk


Target 2025   Zero-coupon U.S. Treasury securities   Highest interest rate risk


Who may want to invest in the funds?

The funds may be a good investment if you

o    are investing through an IRA or other tax-advantaged retirement plan

o have long-term financial goals that correspond to the year in the name of a particular fund

o are comfortable with fluctuating share prices, which increase as the fund's maturity year increases

o    are comfortable with the funds' other investment risks


Who may not want to invest in the funds?

The funds may not be a good investment if you are

o    seeking current tax-free income

o    a short-term investor

o    investing for long-term capital appreciation

o    looking for the added security of FDIC insurance


********************LEFT MARGIN CALLOUTS************************
An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

********************END LEFT MARGIN CALLOUTS****************

                                       3



Fees and Expenses

There are no sales loads or fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the Investor Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.


Annual Operating Expenses (expenses that are deducted from fund assets)

              Management Fee1 Distribution and      Other     Total Annual Fund
                              Service (12b-1) Fees  Expenses2 Operating Expenses
------------- --------------- --------------------- --------- ------------------
Target 2000   0.59%           None                  0.01%     0.60%
Target 2005
Target 2010
Target 2015
Target 2020
Target 2025

1 Based upon fund assets at October 31, 1998. The funds have a stepped fee schedule, as a result, the funds' management fees generally decrease as fund assets increase. Please consult the Statement of Additional Information for more details about the funds' management fees.

Examples of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year and
o        incur the same operating expenses shown above,

your cost of investing in the fund would be:


              1 Year        3 Years       5 Years        10 Years
------------- ------------- ------------- -------------- --------------
------------- ------------- ------------- -------------- --------------
Target 2000   $61           $192          $335           $750
Target 2005
Target 2010
Target 2015
Target 2020
Target 2025
********************LEFT MARGIN CALLOUTS************************
* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

********************END LEFT MARGIN CALLOUTS****************


Detailed Information about the Funds

Target 2000
Target 2005
Target 2010
Target 2015
Target 2020
Target 2025

What are the funds' investment objectives?

These funds seek the highest return consistent with investment in U.S. Treasury securities. This is a fundamental policy and cannot be changed without shareholder approval.


How do the funds implement their investment objectives?

Each fund invests primarily in zero-coupon U.S. Treasury securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero coupon investment.


What are the differences between the funds?

Each fund is managed to mature in the year identified in its name; therefore, the funds' weighted average maturities are different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2000 has the shortest weighted average maturity, and its share price will fluctuate the least.


What are zero coupon Treasury securities?

U.S. Treasury bonds have a traditional design: interest is paid periodically until maturity, when the principal is repaid. Zero coupon Treasury securities, however, do not make any periodic interest payments. Instead, all of the interest and principal is paid when the securities mature.

Zero coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal parts. Each part can be used to create zero coupon Treasury securities. Zero coupon Treasury securities are created by financial institutions (like a dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero coupon Treasury security is supported by Treasury securities.

Zero coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a similar return as the bond. This is called reinvestment risk. Since zero coupon securities do not pay interest periodically, there is no reinvestment risk.


How is an investment in the funds like an investment in zero coupon U.S. Treasury securities?

If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience will be similar to that of an investment in a zero coupon U.S. Treasury that matures at the end of the fund's maturity year. Each fund is managed to provide an investment return that does not differ substantially from the anticipated growth rate (AGR) and anticipated value at maturity (AVM) calculated on the day the shares were purchased.

The advisor calculates each fund's AGR and AVM on each business day. While many factors can influence each fund's daily AGR and AVM, the AGR and AVM tend to fluctuate within narrow ranges. The following table shows how each fund's AVM has fluctuated in the last five years.

********************LEFT MARGIN CALLOUTS************************

*    Weighted   average  maturity  is  a  measure  of  a  fund's  interest  rate sensitivity. It is discussed on page 12.


* Because all of the interest and principal is paid when the securities mature, zero coupon securities are bought and sold at prices below their face value.


The anticipated value at maturity is the calculated value of a fund's investment portfolio. It is based on the maturity values of the fund's zero coupon Treasury securities.

A fund's anticipated growth rate is a calculation of the annualized rate of growth that an investor may expect from the purchase date to the fund's target maturity date.

********************END LEFT MARGIN CALLOUTS****************




Anticipated Values at Maturity

              9/30/94    9/30/95    9/30/96    9/30/97    9/30/98
------------- ---------- ---------- ---------- ---------- -----------
Target 2000   $100.86    $100.99    $101.10    $101.13    $XXX.XX
Target 2005    100.58     100.32     100.71     100.85     XXX.XX
Target 2010    101.38     101.02     102.53     103.40     XXX.XX
Target 2015    107.95     109.62     110.11     110.52     XXX.XX
Target 2020    102.11     102.31     103.60     104.84     XXX.XX
Target 2025       N/A        N/A     109.24     110.88     XXX.XX

What happens when a fund reaches its maturity year?

o The advisor may begin to buy traditional Treasury securities consistent with the fund's investment objective and pending maturity.

o As the fund's zero coupon Treasury securities mature, the proceeds will be invested in Treasury bills.

o    In January of the year following maturity, the fund will be liquidated.


What are the primary risks of investing in the funds?

The funds are very sensitive to changes in interest rates. When interest rates rise, the funds' share prices will rise more sharply than traditional Treasury funds with similar maturities. This share price volatility is most pronounced in the funds with longer weighted average maturities. If you sell your shares when their value is less than the price you paid, you will lose money.

While we recommend that shareholders hold their investment in the funds, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The funds are designed to provide an investment that is similar to investing in a zero coupon U.S. Treasury security that matures in the year identified in its name. The advisor adheres to investment policies that are designed to ensure that this happens. However, a precise forecast of the fund's final maturity value and yield to maturity are not possible.

********************LEFT MARGIN CALLOUTS************************
* This table is designed to show the narrow ranges in which each fund's AVMs vary. There is no guarantee that the funds' AVMs will fluctuate as little in the future.

* The investment performance the funds is designed to be similar to an investment in an equivalent zero coupon U.S. Treasury security. However, an investment in the funds involves different risks.
********************END LEFT MARGIN CALLOUTS****************




Fund Performance History

The performance information on this page is designed to help you how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.



Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years (or for each full year in the life of the fund if less than 10 years). It indicates the volatility of the funds' historical returns from year to year.

BAR CHART: Annual total returns for Target 2000, Target 2005, Target 2010, Target 2015, Target 2020 and Target 2025. [Data currently unavailable]

********************LEFT MARGIN CALLOUTS************************
The funds' total returns for the period from January 1, 1998 to September 30, 1998 are:

Target 2000                X.XX%
Target 2005                X.XX%
Target 2010                X.XX%
Target 2015                X.XX%
Target 2020                X.XX%
Target 2025                X.XX%

********************END LEFT MARGIN CALLOUTS****************



Highest and Lowest Quarterly Returns

The highest and lowest returns of the funds' Investor Class shares for a calendar quarter during the last 10 calendar years (or during the life of the fund if less than 10 years) are provided below to indicate the funds' historical short-term volatility.

BAR CHART: Highest and Lowest Quarterly Returns for Target 2000, Target 2005, Target 2010, Target 2015, Target 2020 and Target 2025. [Data currently unavailable]


Average Annual Returns

The following table shows the average annual returns of the funds' Investor Class shares for the periods indicated during the last 10 calendar years. A benchmark is included for performance comparison. The benchmark is an unmanaged index that has no operating costs.


                                     1 year  5 years   10 years    Life of Fund*
--------------------------------------------------------------------------------
Target 2000                          ?.??%   ?.??%     ?.??%       ?.??%
11/15/2000 Maturity STRIPS Issue     ?.??%   ?.??%     ?.??%       ?.??%
--------------------------------------------------------------------------------
Target 2005                          ?.??%   ?.??%     ?.??%       ?.??%
11/15/2005 Maturity STRIPS Issue     ?.??%   ?.??%     ?.??%       ?.??%
--------------------------------------------------------------------------------
Target 2010                          ?.??%   ?.??%     ?.??%       ?.??%
11/15/2010 Maturity STRIPS Issue     ?.??%   ?.??%     ?.??%       ?.??%
--------------------------------------------------------------------------------
Target 2015                          ?.??%   ?.??%     ?.??%       ?.??%
11/15/2015 Maturity STRIPS Issue     ?.??%   ?.??%     ?.??%       ?.??%
--------------------------------------------------------------------------------
Target 2020                          ?.??%   ?.??%     ?.??%       ?.??%
11/15/2020 Maturity STRIPS Issue     ?.??%   ?.??%     ?.??%       ?.??%
--------------------------------------------------------------------------------
Target 2025                          ?.??%   ?.??%     ?.??%       ?.??%
11/15/2025 Maturity STRIPS Issue     ?.??%   ?.??%     ?.??%       ?.??%

* The inception dates for the funds are: Target 2000, Target 2005 and Target 2010: March 25, 1985; Target 2015: September 1, 1986; Target 2020: December 29, 1989; and Target 2025: February 16, 1996.

********************LEFT MARGIN CALLOUTS************************
[Chart Legend]
                   Target 2025

                   Target 2020

                   Target 2015

                   Target 2010

                   Target 2005

                   Target 2000

[Chart Legend]

             Highest Return

              Lowest Return

*    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

********************END LEFT MARGIN CALLOUTS****************




Basics of Fixed Income Investing

Debt Securities

When a fund buys a debt security, which is also called a fixed income security, it is essentially lending money to the issuer of the security. Debt securities also are referred to as fixed income securities. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the issuer first sells the debt security, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The advisor decides which debt securities to buy and sell by

o    determining which securities help a fund meet its maturity requirements

o eliminating securities that do not satisfy a fund's credit quality standards

o evaluating the current economic conditions and assessing the risk of inflation

o evaluating special features of the securities that may make them more or less attractive


Weighted Average Maturity

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the advisor calculates the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how an advisor would calculate the weighted average maturity for a fund that owned only two debt securities.

                       Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
---------------------- ------------------------------ ---------------------- ----------------------- ----------------------
Debt Security A        $100,000                       25%                    1,000 days              250 days
Debt Security B        $300,000                       75%                    10,000 days             7500 days
Weighted Average
  Maturity                                                                                           7750 days

Types of Risk

The basic types of risk that the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

********************LEFT MARGIN CALLOUTS************************
* Weighted average maturity is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio.

* The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

********************END LEFT MARGIN CALLOUTS****************




When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity     Current Price  Price after 1% increase  Change in price
---------------------- -------------- ------------------------ ----------------
1 year                  $100.00           $99.06                   -0.94%
3 years                  100.00            97.38                   -2.62%
10 years                 100.00            93.20                   -6.80%
30 years                 100.00            88.69                  -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence that the issuer will be able to make interest and principal payments on time.

It's not as simple as buying the highest rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest-rated to increase return. If a fund purchases lower-rated securities, it has assumed additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.


Inflation Risk

The safest investments usually have the lowest potential income and performance. There is a risk, then, that the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

********************LEFT MARGIN CALLOUTS************************

* Credit quality may be reduced when

o    the issuer has a less reliable cash flow

o the issuer's finances are more sensitive to adverse economic conditions or changing circumstances

o    the securities may be repaid after the issuer's other (more senior) debt.

o    the issuer has a shorter financial history

********************END LEFT MARGIN CALLOUTS****************




A Comparison of Basic Risk Factors

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

               Interest Rate   Credit Risk    Liquidity Risk    Inflation Risk
               Risk
-------------- --------------- -------------- ----------------- --------------
Target 2000    Lowest          Lowest         Lowest
Target 2005    Low             Lowest         Lowest
Target 2010    Medium          Lowest         Lowest
Target 2015    Medium          Lowest         Lowest
Target 2020    High            Lowest         Lowest
Target 2025    Highest         Lowest         Lowest

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.




Management

Who manages the funds?

The Board of Trustees, investment advisor and portfolio management team play key roles in the management of the funds.


The Board of Trustees

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than half of the Trustees are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.


The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since it was founded in 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor manages the investment portfolios of the funds and directs the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the average net assets of each fund. The rate of the management fee for a fund is determined monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Trustees (including counsel fees) and extraordinary expenses.

Fees Paid by the Funds to the Advisor in Most Recent Fiscal Year
-----------------------------------------------------------------------------
Target 2000                                                      X.XX%
Target 2005                                                      X.XX%
Target 2010                                                      X.XX%
Target 2015                                                      X.XX%
Target 2020                                                      X.XX%
Target 2025                                                      X.XX%




The Portfolio Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio manager members of the investment team include:

David Schroeder
Mr. Schroeder, Vice President, joined the advisor in 1990 and has been primarily responsible for the day-to-day operations of the Target funds since July 1990.


Jeremy Fletcher
Mr. Fletcher, Associate Portfolio Manager, joined the advisor in 1991 and has been a member of the team that manages the Target funds since August 1997.

********************LEFT MARGIN CALLOUTS************************

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.



********************END LEFT MARGIN CALLOUTS****************




Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.


Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the advisor may consider when making investment decisions, and other factors may receive greater weight.




How to Invest in American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.


Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose to do business in writing only, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
By telephone                     Open an account                                  Make additional investments
1800 345-2021                    If you are a current investor, you can           Call us or use our Automated Information Line
7 a.m. to 7 p.m.                 open an account by exchanging shares             if you have authorized us to withdraw from
Central time                     from another American Century account.           your bank account.
                                 (This service is not available if you
Automated \information Line      have chosen to do business in writing            Sell shares
1-800-345-8765                   only.)                                           Call an Investor Services Representative.
24 hours
                                 Exchange shares
                                 Call us or use our Automated
                                 Information Line if you have authorized us to
                                 accept telephone instructions.


-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
By mail or fax                   Open an account                                  Make additional investments
PO Box 419200                    Send a signed and completed application          Send us your check or money order for at
Kansas City, MO 64141-6200       and check or money order payable to              least $50 with an investment slip or $250
Fax 816 340-7962                 American Century Investments.                    without an investment slip. If you don't have
                                                                                  an investment slip, include your name,
                                 Exchange shares                                  address, and account number on your check or
                                 Send us written instructions to                  money order.
                                 exchange your shares from one American
                                 Century account to another.                      Sell shares
                                                                                  Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Investor Services Representative to request a
                                                                                  form.
-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Online                           Open an account                                  Make additional investments
www.americancentury.com          If you are a current investor, you can           Follow the wire instructions provided in the
                                 open an account by exchanging shares             Open an account section
                                 from another American Century account.
                                 (This service is not available if you            Sell shares
                                 have chosen to do business in writing            Not available.
                                 only.)

                                 Exchange shares
                                 Exchange shares from another American Century account.




A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


Your Guide to Services and Policies

When you open an account, you will receive an Investor Services Guide, which explains the services available to you and the policies of the fund and the transfer agent.




By wire                          Open an account                                  Make additional investments
Commerce Bank N.A.               Call us to set up your account or mail           Follow the wire instructions provided in the
Routing No. 101000019            a completed application to the address           Open an account section
ACMF Account No. 2804918         provided above and give your bank:
                                                                                  Sell shares
                                 o        The fund name                           You can receive redemption proceeds by
                                 o        Your American Century account number    wire or electronic transfer. (This
*    Please remember that        o        Name of the investor                    service is not available if you have
     if you request              o        The contribution year (for IRAs only)   chosen to do business in writing only.)
     redemptions by wire, $10
     will be deducted from the   Exchange shares
     amount wired. Your bank     Not available.
     also may charge a fee.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Exchange shares                                  of shares on a regular basis. You must invest
                                 Send us written instructions to                  at least $600 per year per account.
                                 exchange your shares from one American
                                 Century account to another.                      Sell shares

                                                                                  If you have at least $10,000 in your
                                                                                  account, sell shares automatically
                                                                                  by Check-a-Month, or by Automatic Redemption.


-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In Person                        If you prefer to handle your transactions in person, visit one of our Investor  Centers and a  representative  can help you open an account,  make additional  investments,  sell or exchange shares.
                                 Here are the Investor Centers you can visit


                                 4500 Main Street                        4917 Town Center Dr.
                                 Kansas City, Missouri                   Leawood, Kansas

                                 1665 Charleston Road                    2000 S. Colorado Blvd.
                                 Mountain View, California               Denver, Colorado




Minimum Initial Investment Amounts

To open an account the minimum investment is as follows              Other funds
--------------------------------------------------------------------------------
Individual or Joint                                                       $5,000
Traditional IRA                                                           $1,000
Roth IRA                                                                  $1,000
Education IRA                                                               $500
UGMA/UTMA                                                                 $1,000
403(b)                                                                No minimum

Redemption of shares in low-balance accounts

If your account falls below the minimum balance we will notify you and give you 90 days to meet the minimum or, for most types of equity accounts, to establish an automatic monthly investment. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.


Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The funds have authorized those intermediaries to accept orders on each funds' behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.

********************LEFT MARGIN CALLOUTS************************
* Financial intermediaries include bankers, broker-dealers, insurance companies and investment advisors.

********************END LEFT MARGIN CALLOUTS****************



Share Price and Distributions

Share Price

We determine the net asset value of the funds as of one hour before the close of regular trading on the New York Stock Exchange (usually 3 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.


Distributions

Federal tax laws require each fund to make distributions to its shareholders. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized on the sale of investment securities. Each fund pays distributions from net income quarterly. Each fund generally pays distributions of capital gains, if any, once a year. A fund may make more frequent distributions if necessary to avoid taxes.

You will begin to participate in fund distributions the day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem. If you redeem all shares, we will include the distribution on the redeemed with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

********************LEFT MARGIN CALLOUTS************************

The net asset value of a fund is the price of the fund's shares.


********************END LEFT MARGIN CALLOUTS****************



Taxes

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Complex tax rules govern employer-sponsored retirement and savings. If you elect to participate in your employer's plan, consult your plan administrator, your summary plan description or a professional tax advisor regarding the tax consequences of participation in, contributions to, and withdrawals or distributions from the plan.


Taxable Accounts

Fund distributions are taxable to most investors. The taxability of distributions is not affected by how long you have been in the fund or whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:

Type of distribution     Tax rate for 15% bracket     Tax rate for 28% bracket or above
------------------------ ---------------------------- --------------------------------------
Income                     Ordinary income rate              Ordinary income rate
Short-term capital gains   Ordinary income rate              Ordinary income rate
Long-term capital gains             10%                              20%

American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions. Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains," are gains on fund shares held less than or equal to 12 months. "Long-term capital gains," are gains on fund shares held for more than 12 months.

********************LEFT MARGIN CALLOUTS************************

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

     The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to your, after subtracting any losses, even if you did not own the shares when the gains occurred.

     Thus if you buy a divided, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


********************END LEFT MARGIN CALLOUTS****************



Multiple Class Information

American Century may offer up to three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.



Financial Highlights

Understanding the Financial Highlights

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o    expense ratio--operating expenses as a percentage of average net assets
o net income ratio--net investment income as a percentage of average net assets
o portfolio turnover--the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by PricewaterhouseCoopers, LLP, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors.




Target 2000
                                            1998    1997    1996    1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                          -------- ------- ------- ------ ------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized
   Gain (Loss) on Investment Transactions
                                          -------- ------- ------- ------ ------
   Total From Investment Operations
                                          -------- ------- ------- ------ ------
Less Distributions
   From Net Investment Income
   (dividends)

   From Net Realized Gains on
   Investment Transactions
                                          -------- ------- ------- ------ ------
                                          -------- ------- ------- ------ ------
   Total Distributions
                                          -------- ------- ------- ------ ------
Net Asset Value, End of Year
                                          -------- ------- ------- ------ ------
Total Return(1)

Ratio of Operating Expenses to
Average Net Assets

Ratio of Net Investment Income
to Average Net Assets

Portfolio Turnover Rate
Net Assets, End of Year
(in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.





Target 2005
                                            1998    1997    1996    1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                          -------- ------- ------- ------ ------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized
   Gain (Loss) on Investment Transactions
                                          -------- ------- ------- ------ ------
   Total From Investment Operations
                                          -------- ------- ------- ------ ------
Less Distributions
   From Net Investment Income
   (dividends)

   From Net Realized Gains on
   Investment Transactions
                                          -------- ------- ------- ------ ------
                                          -------- ------- ------- ------ ------
   Total Distributions
                                          -------- ------- ------- ------ ------
Net Asset Value, End of Year
                                          -------- ------- ------- ------ ------
Total Return(1)

Ratio of Operating Expenses to
Average Net Assets

Ratio of Net Investment Income
to Average Net Assets

Portfolio Turnover Rate
Net Assets, End of Year
(in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Target 2010
                                            1998    1997    1996    1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                          -------- ------- ------- ------ ------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized
   Gain (Loss) on Investment Transactions
                                          -------- ------- ------- ------ ------
   Total From Investment Operations
                                          -------- ------- ------- ------ ------
Less Distributions
   From Net Investment Income
   (dividends)

   From Net Realized Gains on
   Investment Transactions
                                          -------- ------- ------- ------ ------
                                          -------- ------- ------- ------ ------
   Total Distributions
                                          -------- ------- ------- ------ ------
Net Asset Value, End of Year
                                          -------- ------- ------- ------ ------
Total Return(1)

Ratio of Operating Expenses to
Average Net Assets

Ratio of Net Investment Income
to Average Net Assets

Portfolio Turnover Rate
Net Assets, End of Year
(in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.




Target 2015
                                            1998    1997    1996    1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                          -------- ------- ------- ------ ------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized
   Gain (Loss) on Investment Transactions
                                          -------- ------- ------- ------ ------
   Total From Investment Operations
                                          -------- ------- ------- ------ ------
Less Distributions
   From Net Investment Income
   (dividends)

   From Net Realized Gains on
   Investment Transactions
                                          -------- ------- ------- ------ ------
                                          -------- ------- ------- ------ ------
   Total Distributions
                                          -------- ------- ------- ------ ------
Net Asset Value, End of Year
                                          -------- ------- ------- ------ ------
Total Return(1)

Ratio of Operating Expenses to
Average Net Assets

Ratio of Net Investment Income
to Average Net Assets

Portfolio Turnover Rate
Net Assets, End of Year
(in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.





Target 2020
                                            1998    1997    1996    1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                          -------- ------- ------- ------ ------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized
   Gain (Loss) on Investment Transactions
                                          -------- ------- ------- ------ ------
   Total From Investment Operations
                                          -------- ------- ------- ------ ------
Less Distributions
   From Net Investment Income
   (dividends)

   From Net Realized Gains on
   Investment Transactions
                                          -------- ------- ------- ------ ------
                                          -------- ------- ------- ------ ------
   Total Distributions
                                          -------- ------- ------- ------ ------
Net Asset Value, End of Year
                                          -------- ------- ------- ------ ------
Total Return(1)

Ratio of Operating Expenses to
Average Net Assets

Ratio of Net Investment Income
to Average Net Assets

Portfolio Turnover Rate
Net Assets, End of Year
(in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.





Target 2025
                                            1998    1997    1996    1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                          -------- ------- ------- ------ ------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized
   Gain (Loss) on Investment Transactions
                                          -------- ------- ------- ------ ------
   Total From Investment Operations
                                          -------- ------- ------- ------ ------
Less Distributions
   From Net Investment Income
   (dividends)

   From Net Realized Gains on
   Investment Transactions
                                          -------- ------- ------- ------ ------
                                          -------- ------- ------- ------ ------
   Total Distributions
                                          -------- ------- ------- ------ ------
Net Asset Value, End of Year
                                          -------- ------- ------- ------ ------
Total Return(1)

Ratio of Operating Expenses to
Average Net Assets

Ratio of Net Investment Income
to Average Net Assets

Portfolio Turnover Rate
Net Assets, End of Year
(in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.





At Your Service

Make virtually any transaction online

The next time you're surfing the Net, stop by American Century's Web site (www.americancentury.com), which can make managing your American Century portfolio easier. Current shareholders can open new accounts by exchanging shares (provided the account registration does not change). In addition, you can view transactions and check your account balances . You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of the through the mail.


Expand your investment options with American Century Brokerage

If you're looking for a wide range of investment options--from trading individual securities to purchasing mutual funds offered by hundreds of companies--look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate. With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access Account sm), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.


Send your distributions straight to the bank

If you opt to have your dividend and capital gain distributions paid to you in cash rather than reinvesting them into your account, consider an electronic transfer to your bank account. It will save you time and a trip to the bank. Call an Investor Services Representative for more information.


Check out our library

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYI library that are available to you. Financial FYI, a growing library of one-page resources, clearly and quickly explains various financial subjects to help you make informed decisions. To request one of these articles, call an Investor Services Representative.



More information about the funds is contained in these documents:

Annual and Semiannual Reports. Contain more information about about the funds investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. Contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You can also get information (including the the fund's SAI) from the SEC.

* In person. Go to the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information about location and hours of operation.

*    On the internet. Go to www.sec.gov.

* By mail. Write to Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. The SEC will charge a fee for copying the documents you request.

--------------------------------------------------------------------------------

                        [american century logo(reg.sm)]
                                American Century



 American Century Investments      Fax
 P.O. Box 419200                   816-340-7962
 Kansas City, Missouri 64141-6200
                                   Telecommunications Device for the Deaf
 Investor Services                 1-800-634-4113 or 816-444-3485
 1-800-345-2021 or 816-531-5575
                                   Institutional, Corporate, Keogh,
 Automated Information Line        SEP/SARSEP, SIMPLE and 403(b) Services
 1-800-345-8765                    1-800-345-3533

 www.americancentury.com


Investment Company Act File Number 811-XXXX              Funds Distributor, Inc.

                        [american century logo(reg.sm)]
                                    AMERICAN
                                    CENTURY



                                   Prospectus



                                February 1, 1999



                                AMERICAN CENTURY

                                  Target 2000
                                  Target 2005
                                  Target 2010
                                  Target 2015
                                  Target 2020
                                  Target 2025

                                 Advisor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.





Dear Investor,

American Century prospectuses have a new personality, highlighted by easy-to-read and easy-to-understand language. Designed with you, the investor, in mind, the new prospectus provides comprehensive fund information that doesn't get lost in lengthy, technical language. As you read through this prospectus, please take note of the many improvements we've made, especially:



o    A less-cluttered, larger-sized booklet

o    A new section that discusses a fund's risk and return potential

o A new fund performance section that shows a fund's returns from year to year

o Charts and tables that help illustrate important information about the funds

o    Key information and definitions highlighted in the margins



The prospectus is your tool to understanding American Century funds. If you have questions or comments about the prospectus, please give us a call. You can reach one of our Investor Services Representatives at 1-800-345-2021 weekdays, 7 a.m. to 7 p.m. Central time.



Sincerely,








Table of Contents
An Overview of the Funds..............................................2
Fees and Expenses.....................................................3
Detailed Information about the Funds..................................4
     Target 2000
     Target 2005
     Target 2010
     Target 2015
     Target 2020
     Target 2025
Basics of Fixed Income Investing......................................8
Management...........................................................11
How to Invest in American Century....................................14
Share Price and Distributions........................................17
Taxes................................................................18
Multiple Class Information...........................................19
Financial Highlights.................................................20
At Your Service......................................................27


                               Fund Reference

                                                 Fund Code   Ticker    Newspaper
                                                                        Listing
--------------------------------------------------------------------------------
American Century Target Maturities Trust: 2000     963        BTMTX     Tg2000
American Century Target Maturities Trust: 2005     964        BTFIX     Tg2005
American Century Target Maturities Trust: 2010     965        BTTNX     Tg2010
American Century Target Maturities Trust: 2015     966        BTFTX     Tg2015
American Century Target Maturities Trust: 2020     967        BTTTX     Tg2020
American Century Target Maturities Trust: 2025     968        BTTRX     Tg2025


********************LEFT MARGIN CALLOUTS************************
Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*        This symbol highlights special information and helpful tips.
********************END LEFT MARGIN CALLOUTS****************





An Overview of the Funds

What are the funds' investment goals?

These funds seek the highest return consistent with investment in U.S. Treasury securities.


What are the funds' primary investments and risks?

The funds invest in zero-coupon U.S. Treasury securities. Each of the funds invests in different types of these municipal debt securities and involves different risks. The chart below shows the primary differences among the funds. Additional important information about the funds' investment strategies and risks begins on page 1.

Fund           Primary Investments                    Primary Risks
-------------- -------------------------------------- --------------------------
Target 2000    Zero-coupon U.S. Treasury securities   Lowest interest rate risk

Target 2005    Zero-coupon U.S. Treasury securities   Low interest rate risk

Target 2010    Zero-coupon U.S. Treasury securities   Interest rate risk

Target 2015    Zero-coupon U.S. Treasury securities   High interest rate risk

Target 2020    Zero-coupon U.S. Treasury securities   Higher interest rate risk

Target 2025    Zero-coupon U.S. Treasury securities   Highest interest rate risk


Who may want to invest in the funds?

The funds may be a good investment if you

*    are investing through an IRA or other tax-advantaged retirement plan
* have long-term financial goals that correspond to the year in the name of a particular fund
* are comfortable with fluctuating share prices, which increase as the fund's maturity year increases
*    are comfortable with the funds' other investment risks


Who may not want to invest in the funds?

The funds may not be a good investment if you are

*        seeking current tax-free income
*        a short-term investor
*        investing for long-term capital appreciation
*        looking for the added security of FDIC insurance


********************LEFT MARGIN CALLOUTS************************
An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

********************END LEFT MARGIN CALLOUTS****************




Fees and Expenses
There are no sales loads or fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the Advisor Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.


Annual Operating Expenses (expenses that are deducted from fund assets)

              Management Fee1 Distribution and     Other     Total Annual Fund
                              Service (12b-1) Fees Expenses2 Operating Expenses
------------- --------------- -------------------- --------- ------------------
Target 2000   0.59%           None                 0.01%     0.60%
Target 2005
Target 2010
Target 2015
Target 2020
Target 2025

1 Based upon fund assets at October 31, 1998. The funds have a stepped fee schedule, as a result, the funds' management fees generally decrease as fund assets increase. Please consult the Statement of Additional Information for more details about the funds' management fees.

Examples of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year and
o        incur the same operating expenses shown above,

your cost of investing in the fund would be:


              1 Year          3 Years          5 Years          10 Years
------------- --------------- ---------------- ---------------- ----------------
------------- --------------- ---------------- ---------------- ----------------
Target 2000   $61             $192             $335             $750
Target 2005
Target 2010
Target 2015
Target 2020
Target 2025

********************LEFT MARGIN CALLOUTS************************
* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

********************END LEFT MARGIN CALLOUTS****************




Detailed Information about the Funds

Target 2000
Target 2005
Target 2010
Target 2015
Target 2020
Target 2025

What are the funds' investment objectives?

These funds seek the highest return consistent with investment in U.S. Treasury securities. This is a fundamental policy and cannot be changed without shareholder approval.


How do the funds implement their investment objectives?

Each fund invests primarily in zero-coupon U.S. Treasury securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero coupon investment.


What are the differences between the funds?

Each fund is managed to mature in the year identified in its name; therefore, the funds' weighted average maturities are different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2000 has the shortest weighted average maturity, and its share price will fluctuate the least.


What are zero coupon Treasury securities?

U.S. Treasury bonds have a traditional design: interest is paid periodically until maturity, when the principal is repaid. Zero coupon Treasury securities, however, do not make any periodic interest payments. Instead, all of the interest and principal is paid when the securities mature.

Zero coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal parts. Each part can be used to create zero coupon Treasury securities. Zero coupon Treasury securities are created by financial institutions (like a dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero coupon Treasury security is supported by Treasury securities.

Zero coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a similar return as the bond. This is called reinvestment risk. Since zero coupon securities do not pay interest periodically, there is no reinvestment risk.

How is an investment in the funds like an investment in zero coupon U.S. Treasury securities?

If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience will be similar to that of an investment in a zero coupon U.S. Treasury that matures at the end of the fund's maturity year. Each fund is managed to provide an investment return that does not differ substantially from the anticipated growth rate (AGR) and anticipated value at maturity (AVM) calculated on the day the shares were purchased.

The advisor calculates each fund's AGR and AVM on each business day. While many factors can influence each fund's daily AGR and AVM, the AGR and AVM tend to fluctuate within narrow ranges. The following table shows how each fund's AVM has fluctuated in the last five years.

********************LEFT MARGIN CALLOUTS************************

* Weighted average maturity is a measure of a fund's interest rate sensitivity. It is discussed on page 1.


* Because all of the interest and principal is paid when the securities mature, zero coupon securities are bought and sold at prices below their face value.


The anticipated value at maturity is the calculated value of a fund's investment portfolio. It is based on the maturity values of the fund's zero coupon Treasury securities.

A fund's anticipated growth rate is a calculation of the annualized rate of growth that an investor may expect from the purchase date to the fund's target maturity date.

********************END LEFT MARGIN CALLOUTS****************





Anticipated Values at Maturity
                 9/30/94       9/30/95       9/30/96       9/30/97      9/30/98
-------------- ------------- ------------- ------------- ------------ ----------
Target 2000      $100.86       $100.99       $101.10       $101.13      $XXX.XX
Target 2005       100.58        100.32        100.71        100.85       XXX.XX
Target 2010       101.38        101.02        102.53        103.40       XXX.XX
Target 2015       107.95        109.62        110.11        110.52       XXX.XX
Target 2020       102.11        102.31        103.60        104.84       XXX.XX
Target 2025         N/A           N/A         109.24        110.88       XXX.XX

What happens when a fund reaches its maturity year?

o The advisor may begin to buy traditional Treasury securities consistent with the fund's investment objective and pending maturity.

o As the fund's zero coupon Treasury securities mature, the proceeds will be invested in Treasury bills.

o    In January of the year following maturity, the fund will be liquidated.


What are the primary risks of investing in the funds?

The funds are very sensitive to changes in interest rates. When interest rates rise, the funds' share prices will rise more sharply than traditional Treasury funds with similar maturities. This share price volatility is most pronounced in the funds with longer weighted average maturities. If you sell your shares when their value is less than the price you paid, you will lose money.

While we recommend that shareholders hold their investment in the funds, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The funds are designed to provide an investment that is similar to investing in a zero coupon U.S. Treasury security that matures in the year identified in its name. The advisor adheres to investment policies that are designed to ensure that this happens. However, a precise forecast of the fund's final maturity value and yield to maturity are not possible.

********************LEFT MARGIN CALLOUTS************************
* This table is designed to show the narrow ranges in which each fund's AVMs vary. There is no guarantee that the funds' AVMs will fluctuate as little in the future.

* The investment performance the funds is designed to be similar to an investment in an equivalent zero coupon U.S. Treasury security. However, an investment in the funds involves different risks.
********************END LEFT MARGIN CALLOUTS****************





Fund Performance History

The performance information on this page is designed to help you how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.



Annual Total Returns

The following bar chart shows the performance of the funds' Advisor Class shares for the last calendar year. As the funds grow in age, this chart will indicate the volatility of the funds' historical returns from year to year.

BAR CHART: Annual total returns for Target 2000, Target 2005, Target 2010, Target 2015, Target 2020 and Target 2025. [Data currently unavailable]

********************LEFT MARGIN CALLOUTS************************
The funds' total returns for the period from January 1, 1998 to September 30, 1998 are:

Target 2000                X.XX%
Target 2005                X.XX%
Target 2010                X.XX%
Target 2015                X.XX%
Target 2020                X.XX%
Target 2025                X.XX%

********************END LEFT MARGIN CALLOUTS****************




Highest and Lowest Quarterly Returns

The highest and lowest returns of the funds' Advisor Class shares for a calendar quarter during the life of the Advisor Class of each fund are provided below to indicate the funds' historical short-term volatility.

BAR CHART: Highest and Lowest Quarterly Returns for Target 2000, Target 2005, Target 2010, Target 2015, Target 2020 and Target 2025. [Data currently unavailable]


Average Annual Returns

The following table shows the average annual returns of the funds' Advisor Class shares for the periods indicated during the life of the Advisor Class of each fund. A benchmark is included for performance comparison. The benchmark is an unmanaged index that has no operating costs.


                                   1 year     5 years    10 years  Life of Fund*
--------------------------------------------------------------------------------
Target 2000                         ?.??%      ?.??%      ?.??%       ?.??%
11/15/2000 Maturity STRIPS Issue    ?.??%      ?.??%      ?.??%       ?.??%
--------------------------------------------------------------------------------
Target 2005                         ?.??%      ?.??%      ?.??%       ?.??%
11/15/2005 Maturity STRIPS Issue    ?.??%      ?.??%      ?.??%       ?.??%
--------------------------------------------------------------------------------
Target 2010                         ?.??%      ?.??%      ?.??%       ?.??%
11/15/2010 Maturity STRIPS Issue    ?.??%      ?.??%      ?.??%       ?.??%
--------------------------------------------------------------------------------
Target 2015                         ?.??%      ?.??%      ?.??%       ?.??%
11/15/2015 Maturity STRIPS Issue    ?.??%      ?.??%      ?.??%       ?.??%
--------------------------------------------------------------------------------
Target 2020                         ?.??%      ?.??%      ?.??%       ?.??%
11/15/2020 Maturity STRIPS Issue    ?.??%      ?.??%      ?.??%       ?.??%
--------------------------------------------------------------------------------
Target 2025                         ?.??%      ?.??%      ?.??%       ?.??%
11/15/2025 Maturity STRIPS Issue    ?.??%      ?.??%      ?.??%       ?.??%

*    The inception date for the Advisor Class of the funds is September 2, 1997.

********************LEFT MARGIN CALLOUTS************************
[Chart Legend]
                   Target 2025
                   Target 2020
                   Target 2015
                   Target 2010
                   Target 2005
                   Target 2000

[Chart Legend]
             Highest Return
              Lowest Return

*    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

********************END LEFT MARGIN CALLOUTS****************




Basics of Fixed Income Investing

Debt Securities

When a fund buys a debt security, which is also called a fixed income security, it is essentially lending money to the issuer of the security. Debt securities also are referred to as fixed income securities. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the issuer first sells the debt security, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The advisor decides which debt securities to buy and sell by

*    determining which securities help a fund meet its maturity requirements

* eliminating securities that do not satisfy a fund's credit quality standards

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the securities that may make them more or less attractive


Weighted Average Maturity

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the advisor calculates the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how an advisor would calculate the weighted average maturity for a fund that owned only two debt securities.

                    Amount of Security Owned  Percent of Portfolio   Remaining Maturity   Weighted Maturity
------------------- ------------------------- ---------------------- -------------------- -------------------
Debt Security A     $100,000                  25%                    1,000 days           250 days
Debt Security B     $300,000                  75%                    10,000 days          7500 days
Weighted Average
 Maturity                                                                                 7750 days

Types of Risk

The basic types of risk that the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

********************LEFT MARGIN CALLOUTS************************
* Weighted average maturity is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio.

F The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

********************END LEFT MARGIN CALLOUTS****************




When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price  Price after 1% increase   Change in price
-------------------- --------------- ------------------------ -----------------
1 year                  $100.00           $99.06                -0.94%
3 years                  100.00            97.38                -2.62%
10 years                 100.00            93.20                -6.80%
30 years                 100.00            88.69               -11.31%


Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence that the issuer will be able to make interest and principal payments on time.

It's not as simple as buying the highest rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest-rated to increase return. If a fund purchases lower-rated securities, it has assumed additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.


Inflation Risk

The safest investments usually have the lowest potential income and performance. There is a risk, then, that the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

********************LEFT MARGIN CALLOUTS************************

*    Credit quality may be reduced when

o    the issuer has a less reliable cash flow

o the issuer's finances are more sensitive to adverse economic conditions or changing circumstances o the securities may be repaid after the issuer's other (more senior) debt.

o    the issuer has a shorter financial history

********************END LEFT MARGIN CALLOUTS****************





A Comparison of Basic Risk Factors

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                Interest Rate  Credit Risk   Liquidity Risk    Inflation Risk
                Risk
--------------- -------------- ------------- ----------------- -----------------
Target 2000     Lowest         Lowest        Lowest
Target 2005     Low            Lowest        Lowest
Target 2010     Medium         Lowest        Lowest
Target 2015     Medium         Lowest        Lowest
Target 2020     High           Lowest        Lowest
Target 2025     Highest        Lowest        Lowest

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.



Management

Who manages the funds?

The Board of Trustees, investment advisor and portfolio management team play key roles in the management of the funds.


The Board of Trustees

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than half of the Trustees are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.


The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since it was founded in 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor manages the investment portfolios of the funds and directs the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the average net assets of each fund. The rate of the management fee for a fund is determined monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Trustees (including counsel fees) and extraordinary expenses.

Fees Paid by the Funds to the Advisor in Most Recent Fiscal Year
--------------------------------------------------------------------------------
Target 2000                                                         X.XX%
Target 2005                                                         X.XX%
Target 2010                                                         X.XX%
Target 2015                                                         X.XX%
Target 2020                                                         X.XX%
Target 2025                                                         X.XX%





The Portfolio Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio manager members of the investment team include:

David Schroeder

Mr. Schroeder, Vice President, joined the advisor in 1990 and has been primarily responsible for the day-to-day operations of the Target funds since July 1990.

Jeremy Fletcher

Mr. Fletcher, Associate Portfolio Manager, joined the advisor in 1991 and has been a member of the team that manages the Target funds since August 1997.

********************LEFT MARGIN CALLOUTS************************
*    Code of Ethics
     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.



********************END LEFT MARGIN CALLOUTS****************




Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.


Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.


Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the advisor may consider when making investment decisions, and other factors may receive greater weight.




How to Invest in American Century

Investing Through Financial Intermediaries

Because the funds are offered through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The funds have authorized those intermediaries to accept orders on each funds' behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.


A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

********************LEFT MARGIN CALLOUTS************************
* Financial intermediaries include bankers, broker-dealers, insurance companies and investment advisors.

********************END LEFT MARGIN CALLOUTS****************



Share Price and Distributions

Share Price

We determine the net asset value of the funds as of one hour before the close of regular trading on the New York Stock Exchange (usually 3 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.


Distributions

Federal tax laws require each fund to make distributions to its shareholders. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized on the sale of investment securities. Each fund pays distributions from net income quarterly. Each fund generally pays distributions of capital gains, if any, once a year. A fund may make more frequent distributions if necessary to avoid taxes.

You will begin to participate in fund distributions the day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem. If you redeem all shares, we will include the distribution on the redeemed with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

********************LEFT MARGIN  CALLOUTS************************

The net asset value of a fund is the price of the fund's shares.


********************END LEFT MARGIN CALLOUTS****************



Taxes

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Complex tax rules govern employer-sponsored retirement and savings. If you elect to participate in your employer's plan, consult your plan administrator, your summary plan description or a professional tax advisor regarding the tax consequences of participation in, contributions to, and withdrawals or distributions from the plan.


Taxable Accounts

Fund distributions are taxable to most investors. The taxability of distributions is not affected by how long you have been in the fund or whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:

Type of distribution     Tax rate for 15% bracket Tax rate for 28% bracket or above
------------------------ ------------------------ ---------------------------------
Income                     Ordinary income rate          Ordinary income rate
Short-term capital gains   Ordinary income rate          Ordinary income rate
Long-term capital gains             10%                          20%

American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions. Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains," are gains on fund shares held less than or equal to 12 months. "Long-term capital gains," are gains on fund shares held for more than 12 months.

********************LEFT MARGIN CALLOUTS************************
*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

     The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to your, after subtracting any losses, even if you did not own the shares when the gains occurred.

     Thus if you buy a divided, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


********************END LEFT MARGIN CALLOUTS****************


Multiple Class Information

American Century may offer up to three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has has no up-front or deferred charges, commissions, or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.




Target 2000
                                                              1998     1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                           --------- --------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on Investment
   Transactions
                                                           --------- --------
   Total From Investment Operations
                                                           --------- --------
Less Distributions
   From Net Investment Income (dividends)
   From Net Realized Gains on Investment Transactions
                                                           --------- --------
                                                           --------- --------
   Total Distributions
                                                           --------- --------
Net Asset Value, End of Year
                                                           --------- --------
Total Return(1)

Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.





Target 2005
                                                             1998      1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                           --------- --------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on Investment
   Transactions
                                                           --------- --------
   Total From Investment Operations
                                                           --------- --------
Less Distributions
   From Net Investment Income (dividends)
   From Net Realized Gains on Investment Transactions
                                                           --------- --------
                                                           --------- --------
   Total Distributions
                                                           --------- --------
Net Asset Value, End of Year
                                                           --------- --------
Total Return(1)

Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.





Target 2010
                                                              1998     1997
PER-SHARE DATA

Net Asset Value, Beginning of Year
                                                           --------- --------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on Investment
   Transactions
                                                           --------- --------
   Total From Investment Operations
                                                           --------- --------
Less Distributions
   From Net Investment Income (dividends)
   From Net Realized Gains on Investment Transactions
                                                           --------- --------
                                                           --------- --------
   Total Distributions
                                                           --------- --------
Net Asset Value, End of Year
                                                           --------- --------
Total Return(1)

Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.





Target 2015
                                                              1998     1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                           --------- --------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on Investment
   Transactions
                                                           --------- --------
   Total From Investment Operations
                                                           --------- --------
Less Distributions
   From Net Investment Income (dividends)
   From Net Realized Gains on Investment Transactions
                                                           --------- --------
                                                           --------- --------
   Total Distributions
                                                           --------- --------
Net Asset Value, End of Year
                                                           --------- --------
Total Return(1)

Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.





Target 2020
                                                              1998     1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                           --------- --------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on Investment
   Transactions
                                                           --------- --------
   Total From Investment Operations
                                                           --------- --------
Less Distributions
   From Net Investment Income (dividends)
   From Net Realized Gains on Investment Transactions
                                                           --------- --------
                                                           --------- --------
   Total Distributions
                                                           --------- --------
Net Asset Value, End of Year
                                                           --------- --------
Total Return(1)

Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.





Target 2025
                                                              1998     1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                           --------- --------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on Investment
   Transactions
                                                           --------- --------
   Total From Investment Operations
                                                           --------- --------
Less Distributions
   From Net Investment Income (dividends)
   From Net Realized Gains on Investment Transactions
                                                           --------- --------
                                                           --------- --------
   Total Distributions
                                                           --------- --------
Net Asset Value, End of Year
                                                           --------- --------
Total Return(1)

Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.



                   Performance Information of the Other Class

The Advisor Class of the funds was established September 2, 1997. As a result, the following financial information is provided to show the performance of the funds' Investor Class of shares. This Class has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to shareholders

o    share price at the end of the period

It also includes some key statistics for the period:

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    expense ratio--operating expenses as a percentage of average net assets

o net income ratio--net investment income as a percentage of average net assets

o portfolio turnover--the percentage of the fund's buying and selling activity


The following Financial Highlights have been audited by PricewaterhouseCoopers, LLP, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors.



Target 2000
                                          1998   1997    1996   1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year......
                                          ------ ------ ------ ------ ------
Income from Investment Operations
   Net Investment Income (dividends)....
   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions....
                                          ------ ------ ------ ------ ------
   Total From Investment Operations.....
                                          ------ ------ ------ ------ ------
Less Distributions
   From Net Investment Income
   (dividends)..........................
   From Net Realized Gains on
   Investment Transactions..............
                                          ------ ------ ------ ------ ------
                                          ------ ------ ------ ------ ------
   Total Distributions..................
                                          ------ ------ ------ ------ ------
Net Asset Value, End of Year............
                                          ------ ------ ------ ------ ------
Total Return(1).........................

Ratio of Operating Expenses to Average
Net Assets..............................
Ratio of Net Investment Income to
Average Net Assets......................
Portfolio Turnover Rate.................
Net Assets, End of Year (in thousands)..

(1) Total return assumes reinvestment of dividends and capital gains, if any.




Target 2005
                                          1998   1997    1996   1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year......
                                          ------ ------ ------ ------ ------
Income from Investment Operations
   Net Investment Income (dividends)....
   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions....
                                          ------ ------ ------ ------ ------
   Total From Investment Operations.....
                                          ------ ------ ------ ------ ------
Less Distributions
   From Net Investment Income
   (dividends)..........................
   From Net Realized Gains on
   Investment Transactions..............
                                          ------ ------ ------ ------ ------
                                          ------ ------ ------ ------ ------
   Total Distributions..................
                                          ------ ------ ------ ------ ------
Net Asset Value, End of Year............
                                          ------ ------ ------ ------ ------
Total Return(1).........................

Ratio of Operating Expenses to Average
Net Assets..............................
Ratio of Net Investment Income to
Average Net Assets......................
Portfolio Turnover Rate.................
Net Assets, End of Year (in thousands)..

(1) Total return assumes reinvestment of dividends and capital gains, if any.





Target 2010
                                          1998   1997    1996   1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year......
                                          ------ ------ ------ ------ ------
Income from Investment Operations
   Net Investment Income (dividends)....
   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions....
                                          ------ ------ ------ ------ ------
   Total From Investment Operations.....
                                          ------ ------ ------ ------ ------
Less Distributions
   From Net Investment Income
   (dividends)..........................
   From Net Realized Gains on
   Investment Transactions..............
                                          ------ ------ ------ ------ ------
                                          ------ ------ ------ ------ ------
   Total Distributions..................
                                          ------ ------ ------ ------ ------
Net Asset Value, End of Year............
                                          ------ ------ ------ ------ ------
Total Return(1).........................

Ratio of Operating Expenses to Average
Net Assets..............................
Ratio of Net Investment Income to
Average Net Assets......................
Portfolio Turnover Rate.................
Net Assets, End of Year (in thousands)..

(1) Total return assumes reinvestment of dividends and capital gains, if any.





Target 2015
                                          1998   1997    1996   1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year......
                                          ------ ------ ------ ------ ------
Income from Investment Operations
   Net Investment Income (dividends)....
   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions....
                                          ------ ------ ------ ------ ------
   Total From Investment Operations.....
                                          ------ ------ ------ ------ ------
Less Distributions
   From Net Investment Income
   (dividends)..........................
   From Net Realized Gains on
   Investment Transactions..............
                                          ------ ------ ------ ------ ------
                                          ------ ------ ------ ------ ------
   Total Distributions..................
                                          ------ ------ ------ ------ ------
Net Asset Value, End of Year............
                                          ------ ------ ------ ------ ------
Total Return(1).........................

Ratio of Operating Expenses to Average
Net Assets..............................
Ratio of Net Investment Income to
Average Net Assets......................
Portfolio Turnover Rate.................
Net Assets, End of Year (in thousands)..

(1) Total return assumes reinvestment of dividends and capital gains, if any.





Target 2020
                                          1998   1997    1996   1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year......
                                          ------ ------ ------ ------ ------
Income from Investment Operations
   Net Investment Income (dividends)....
   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions....
                                          ------ ------ ------ ------ ------
   Total From Investment Operations.....
                                          ------ ------ ------ ------ ------
Less Distributions
   From Net Investment Income
   (dividends)..........................
   From Net Realized Gains on
   Investment Transactions..............
                                          ------ ------ ------ ------ ------
                                          ------ ------ ------ ------ ------
   Total Distributions..................
                                          ------ ------ ------ ------ ------
Net Asset Value, End of Year............
                                          ------ ------ ------ ------ ------
Total Return(1).........................

Ratio of Operating Expenses to Average
Net Assets..............................
Ratio of Net Investment Income to
Average Net Assets......................
Portfolio Turnover Rate.................
Net Assets, End of Year (in thousands)..

(1) Total return assumes reinvestment of dividends and capital gains, if any.





Target 2025
                                          1998   1997    1996   1995   1994
PER-SHARE DATA
Net Asset Value, Beginning of Year......
                                          ------ ------ ------ ------ ------
Income from Investment Operations
   Net Investment Income (dividends)....
   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions....
                                          ------ ------ ------ ------ ------
   Total From Investment Operations.....
                                          ------ ------ ------ ------ ------
Less Distributions
   From Net Investment Income
   (dividends)..........................
   From Net Realized Gains on
   Investment Transactions..............
                                          ------ ------ ------ ------ ------
                                          ------ ------ ------ ------ ------
   Total Distributions..................
                                          ------ ------ ------ ------ ------
Net Asset Value, End of Year............
                                          ------ ------ ------ ------ ------
Total Return(1).........................

Ratio of Operating Expenses to Average
Net Assets..............................
Ratio of Net Investment Income to
Average Net Assets......................
Portfolio Turnover Rate.................
Net Assets, End of Year (in thousands)..

(1) Total return assumes reinvestment of dividends and capital gains, if any.



More information about the funds is contained in these documents:

Annual and Semiannual Reports. Contain more information about about the funds investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. Contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You can also get information (including the the fund's SAI) from the SEC.

* In person. Go to the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information about location and hours of operation.

*    On the internet. Go to www.sec.gov.

* By mail. Write to Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. The SEC will charge a fee for copying the documents you request.



--------------------------------------------------------------------------------
                        [american century logo(reg.sm)]
                                    AMERICAN
                                    CENTURY


American Century Investments             Telecommunications Device for the Deaf
P.O. Box 419385                          1-800-345-1833 or 816-444-3038
Kansas City, Missouri 64141-6385
                                         Fax: 816-340-4655
Institutional Services
1-800-345-3533 or 816-531-5575           www.americancentury.com



Investment Company Act File Number 811-XXXX              Funds Distributor, Inc.

                      Statement of Additional Information
--------------------------------------------------------------------------------
                                February 1, 1999

                                AMERICAN CENTURY
                            TARGET MATURITIES TRUST

                                  Target 2000
                                  Target 2005
                                  Target 2010
                                  Target 2015
                                  Target 2020
                                  Target 2025

This Statement of Additional Information adds to the discussion in the funds' Prospectus, dated February 1, 1999, but is not a prospectus. If you would like a copy of the Prospectus, please contact us at one of the addresses or phone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual report by calling 1-800-345-2021.


Distributed by Funds Distributor, Inc.

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century


Table of Contents


The Funds'History.......................................................1

Fund Investment Outlines................................................1

Detailed Information About the Funds....................................1
   Investment Strategies and Risks......................................1
   Investment Policies..................................................4
   Temporary Defensive Measures.........................................5
   Portfolio Turnover...................................................6

Management..............................................................6
   The Board of Trustees................................................6
   Officers.............................................................8

The Funds'Biggest Shareholders..........................................9

Service Providers.......................................................9
   Investment Advisor...................................................9
   Distributor..........................................................11
   Transfer Agent and Administrator.....................................12
   Other Service Providers..............................................12

Brokerage Allocation....................................................12

Information About Fund Shares...........................................13
   Generally............................................................13
   Fund Liquidations....................................................13
   Multiple Class Structure.............................................13
   Rule 12b-1...........................................................14
   Master Distribution and Shareholder Services Plan....................14

Valuation of Portfolio Securities.......................................15

Taxes...................................................................15

How Fund Performance Information is Calculated..........................17
   Multiple Class Performance Advertising...............................18

Financial Statements....................................................18

Explanation of Fixed Income Securities Ratings..........................18
   Bond Ratings.........................................................18
   Commercial Paper Ratings.............................................19
   Note Ratings.........................................................19






The Funds' History

American Century Target Maturities Trust (the "Trust") is a registered open-end management investment company that was organized as a Massachusetts business trust on March 25, 1985. The Trust was known as "Benham Target Maturities Trust" until January 1997.

Each fund is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own tax identification and stock registration number. The funds may have different inception dates.

------------------------------------------------- -------------- ---------------
                                                  Inception Date Inception Date
Fund-Class (Ticker Symbol)                           (Investor   (Advisor Class)
                                                      Class)
------------------------------------------------- -------------- ---------------
American Century Target Maturities Trust: 2000 ()   03/25/1985     09/02/1997
American Century Target Maturities Trust: 2005 ()   03/25/1985     09/02/1997
American Century Target Maturities Trust: 2010 ()   03/25/1985     09/02/1997
American Century Target Maturities Trust: 2015 ()   09/01/1986     09/02/1997
American Century Target Maturities Trust: 2020 ()   12/29/1989     09/02/1997
American Century Target Maturities Trust: 2025 ()   02/16/1996     09/02/1997
------------------------------------------------- -------------- ---------------

Fund Investment Outlines

This section explains the extent to which American Century Investment Management, Inc. (the "advisor") can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page 1. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectus.

Each fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). "Diversified" means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.


Detailed Information About the Funds

Investment Strategies and Risks

This section describes each of the investment vehicles and strategies that the advisor can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.


Zero Coupon Securities

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. (Book-entry trading eliminates the bank credit risks associated with broker-dealer-sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

The Resolution Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the Federal Reserve Bank of New York. The principal amount and maturity date of REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of Resolution Funding Corporation bonds. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as "original issue zero-coupon securities."


Managing to the Target Year

*    Anticipated Value at Maturity

The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the Trust is open for business, each Fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the Manager does not guarantee that a certain price per share will be attained by the time a Fund is liquidated. Instead, the Manager attempts to track the price behavior of a directly held zero-coupon bond by:

(1) Maintaining a weighted average maturity within the Fund's target maturity year;

(2) Investing at least 90% of assets in securities that mature within one year of the Fund's target maturity year;

(3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

(4) Under normal conditions, maintaining a cash balance of less than 1%;

(5) Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and

(6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the advisor to calculate an anticipated  value at maturity
(AVM) for each Fund that approximates the price per share the Fund will achieve by its weighted average maturity date. The AVM calculation is as follows:

                              AVM = P(1+AGR/2)(2T)

where P = the Fund's current price per share, T = the Fund's weighted average term to maturity in years, and AGR = the anticipated growth rate.

This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the Fund. Because Fund expenses and composition do not remain constant, however, the Manager calculates AVM for each Fund each day the Trust is open for business.

In addition to the measures described above, which the Manager believes are adequate to assure close correspondence between the price behavior of each Fund and the price behavior of directly held zero-coupon bonds with comparable maturities, the Trust has made an undertaking to the staff of the Securities and Exchange Commission (SEC) that each Fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the Fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC staff. In addition, the Manager has undertaken that any coupon-bearing bond purchased on behalf of a Fund will have a duration that falls within the Fund's target maturity year.


*    Anticipated Growth Rate

The Manager also calculates an anticipated growth rate (AGR) for each Fund each day the Trust is open for business. AGR is a calculation of the annualized rate of growth an investor may expect from his or her purchase date to the Fund's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the Fund's expense ratio and portfolio composition will remain constant. Each Fund's AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the Fund's investments.

The Manager expects that shareholders who hold their shares until a Fund's weighted average maturity date and who reinvest all dividends and capital gain distributions (if any), will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

The following table illustrates investor experience with Target 1990, a series of the Trust that was first offered on March 25, 1985, and that was liquidated on January 25, 1991. This table is not indicative of the future performance of the existing Funds.

                                                               Weighted Average
Date        Share Price (P)   AGR            Maturity (T)      AVM (in $)
            (in $)
----------- ----------------- -------------- ----------------- ----------------
April 1985  56.03             10.58          5.64              100.25
----------- ----------------- -------------- ----------------- ----------------
June        60.62             9.68           5.42              101.17
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
September   62.72             9.44           5.08              100.23
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
December    67.75             8.26           4.95              101.15
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
March 1986  73.60             6.86           4.69              100.98
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
June        74.80             6.83           4.38              100.38
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
September   76.82             6.59           4.16              100.63
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
December    79.01             6.27           3.86              100.26
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
March 1987  79.88             6.34           3.59              99.93
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
June        79.01             7.21           3.27              99.63
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
September   77.28             8.57           3.14              100.62
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
December    81.02             7.52           2.7               99.33
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
March 1988  83.61             6.98           2.51              99.33
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
June        83.97             6.55           2.62              99.42
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
September   84.96             6.97           2.09              98.04
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
December    85.70             8.39           1.68              98.38
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
March 1989  86.76             9.18           1.50              99.25
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
June        90.47             7.57           1.23              99.16
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
September   91.91             7.81           0.98              99.08
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
December    94.00             7.38           0.74              99.17
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
March 1990  95.62             7.68           0.52              99.44
----------- ----------------- -------------- ----------------- ----------------
----------- ----------------- -------------- ----------------- ----------------
June        97.48             7.44           0.32              99.82
----------- ----------------- -------------- ----------------- ----------------
September   99.32             6.73           0.15              100.31
----------- ----------------- -------------- ----------------- ----------------
December    101.13            4.33           0.07              101.43

Calculations in the table above may not reconcile precisely due to rounding of share price, AGR, and weighted average maturity to two decimal points.

Note that the Target 1990's share price on December 31, 1990, was not the same as its AVM on that date because the Fund had not yet been liquidated and still held short-term Treasury securities with a 25-day maturity. The Fund was liquidated on January 25, 1991, at a final share price of $101.46.

As a further demonstration of how the Funds have behaved over time, the following tables show each Fund's AGR and AVM as of September 30 for each of the past five years.

             9/30/93 AGR   9/30/94 AGR   9/30/95 AGR   9/30/96 AGR   9/30/97 AGR
------------ ------------- ------------- ------------- ------------- -----------
Target 2000  4.66%         6.76%         5.37%         5.75%         5.24%
------------ ------------- ------------- ------------- ------------- -----------
Target 2005  5.53          7.33          5.75          6.17          5.57
------------ ------------- ------------- ------------- ------------- -----------
------------ ------------- ------------- ------------- ------------- -----------
Target 2010  5.92          7.54          6.04          6.44          5.80
------------ ------------- ------------- ------------- ------------- -----------
------------ ------------- ------------- ------------- ------------- -----------
Target 2015  6.04          7.56          6.21          6.58          5.93
------------ ------------- ------------- ------------- ------------- -----------
------------ ------------- ------------- ------------- ------------- -----------
Target 2020  6.02          7.52          6.20          6.59          5.98
------------ ------------- ------------- ------------- ------------- -----------
Target 2025  N/A           N/A           N/A           6.43          5.86


             9/30/93 AVM   9/30/94 AVM   9/30/95 AVM   9/30/96 AVM   9/30/97 AVM
------------ ------------- ------------- ------------- ------------- -----------
Target 2000  $100.21       $100.86       $100.99       $101.10       $101.13
------------ ------------- ------------- ------------- ------------- -----------
Target 2005  100.21        100.58        100.32        100.71        100.85
------------ ------------- ------------- ------------- ------------- -----------
------------ ------------- ------------- ------------- ------------- -----------
Target 2010  100.94        101.38        101.02        102.53        103.40
------------ ------------- ------------- ------------- ------------- -----------
------------ ------------- ------------- ------------- ------------- -----------
Target 2015  106.84        107.95        109.62        110.11        110.52
------------ ------------- ------------- ------------- ------------- -----------
------------ ------------- ------------- ------------- ------------- -----------
Target 2020  100.76        102.11        102.31        103.60        104.84
------------ ------------- ------------- ------------- ------------- -----------
Target 2025  N/A           N/A           N/A           109.24        110.88

The Funds' share prices and growth rates are not guaranteed by the Trust or any of its affiliates. There is no guarantee that the Funds' AVMs will fluctuate as little in the future as they have in the past.

Coupon-Bearing U.S. Treasury Securities

U.S. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates. Coupon-bearing securities generate current interest payments, and part of a fund's return may come from reinvesting interest earned on these securities.


Cash Management

Each fund may invest in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

Up to 5% of each fund's total assets may be invested in this manner.


Loans of Portfolio Securities

Each Fund may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the Fund could suffer a loss. To minimize the risk of default on securities loans, American Century Investment Management, Inc. (the "Manager") adheres to the following guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern (1) the type and amount of collateral that must be received by the Fund; (2) the circumstances under which additions to that collateral must be made by borrowers; (3) the return received by the Fund on the loaned securities;
(4) the limitations on the percentage of Fund assets on loan; and (5) the credit standards applied in evaluating potential borrowers of portfolio securities. In addition, the guidelines require that the Fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.


Investment Policies

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.


Fundamental Investment Policies

The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

------------------------ ----------------------------------------------------------------------------------------
Subject                  Policies
------------------------ ----------------------------------------------------------------------------------------
Senior Securities        A fund may not issue senior securities, except as permitted under the Investment
                         Company Act.

Borrowing                A fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding
                         33-1/3% of the fund's total assets (including the amount borrowed) less liabilities
                         (other than borrowings).

Lending                  A fund may not lend any security or make any other loan if, as a result, more than
                         33-1/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate              A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration            A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting             A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the
                         Securities Act of 1933 in the disposition of restricted securities.

Commodities              A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control                  A fund may not invest for purposes of exercising control over management.
------------------------ ----------------------------------------------------------------------------------------

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.


Nonfundamental Investment Policies

In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Trustees.

----------------- --------------------------------------------------------------
Subject           Policies
----------------- --------------------------------------------------------------
Diversification   A fund may not purchase  additional  investment  securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

Liquidity         A  fund  may  not  purchase  any  security  or  enter  into  a repurchase agreement if, as a result, more than 15% of its net
                  assets  would  be  invested  in  repurchase   agreements   not
                  entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales       A fund may not sell securities short,  unless it owns or
                  has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin A fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
----------------- --------------------------------------------------------------

Temporary Defensive Measures

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

0    interest-bearing bank accounts or Certificates of Deposit

0 U.S. government securities and repurchase agreements collateralized by U.S. government securities

0    money market funds


Portfolio Turnover

Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the advisor carefully weighs the potential benefits of short-term investing against these considerations. The funds' portfolio turnover rates are listed in the Financial Highlights table in the Prospectus.


Management

The Board of Trustees

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. More than half of the trustees are "independent" of the funds' the advisor, that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc.; the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the advisor. Each trustee listed below serves as a trustee or director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.

--------------------------- ---------- --------------------------------------------------------------------------
                            Position(s)
Name (Age)                  Held       Principal Occupation(s)
Address                     With Fund  During Past 5 Years
--------------------------- ---------- --------------------------------------------------------------------------
Albert A. Eisenstat (68)    trustee    Independent Director, Commercial Metals Co. (1982 to present)
1665 Charleston Road                   Independent Director, Sungard Data Systems (1991 to present)
Mountain View, CA  94043               Independent Director, Business Objects S/A (software & programming, 1994 to present)

Ronald J. Gilson (52)       trustee    Charles J. Meyers Professor of Law and Business, Stanford Law School
1665 Charleston Road                   (since 1979)
Mountain View, CA  94043               Mark and Eva Stern Professor of Law and Business, Columbia University
                                       School of Law (since 1992);
                                       Counsel, Marron, Reid & Sheehy (a San Francisco law firm, since 1984)

William M. Lyons* (42)      trustee    President, Chief Operating Officer and Assistant Secretary, ACC
4500 Main Street                       Executive Vice President, Chief Operating Officer and Secretary, ACSC
Kansas City, MO 64111                  and ACIS

Myron S. Scholes (57)       trustee    Principal, Long-Term Capital Management (investment advisor, since 1993)
1665 Charleston Road                   Frank E. Buck Professor of Finance, Stanford Graduate School of Business
Mountain View, CA  94043               (since 1983)
                                       Director, Dimensional Fund Advisors (investment advisor, since 1982)
                                       Director, Smith Breeden Family of Funds (since 1992)
                                       Managing Director, Salomon Brothers Inc. (securities brokerage, 1991 to
                                       1993)

Kenneth E. Scott (69)       trustee    Ralph M. Parsons Professor of Law and Business, Stanford Law School
1665 Charleston Road                   (since 1972)
Mountain View, CA  94043               Director, RCM Capital Funds, Inc. (since 1994)

Isaac Stein (51)            trustee    Director, Raychem Corporation (electrical equipment, since 1993)
1665 Charleston Road                   President, Waverley Associates, Inc. (private investment firm, since
Mountain View, CA  94043               1983) Director, ALZA Corporation (pharmaceuticals, since 1987).
                                       trustee, Stanford University (since 1994) Chairman, Stanford Health
                                       Services (since 1994)

James E. Stowers III* (39)  trustee,   Chief Executive Officer and Director, ACC
4500 Main Street            Chairman   President, Chief Executive Officer and Director, ACSC and ACIS
Kansas City, MO 64111       of the
                            Board

Jeanne D. Wohlers (53)      trustee    Private Investor
1665 Charleston Road                   Director and Partner, Windy Hill Productions, LP
Mountain View, CA  94043               Vice President and Chief Financial Officer, Sybase, Inc. (software company, 1988 to 1992)
--------------------------- ---------- --------------------------------------------------------------------------

Committees

The Board has three committees to oversee specific functions of the Trust's operations. Only independent trustees serve on these committees. Information about these committees appears in the table below:

------------------ ------------------- --------------------------------------------------------------------------
Committee          Members             Function of Committee
------------------ ------------------- --------------------------------------------------------------------------
Audit              Albert A.           The Audit Committee selects and oversees the activities of the Trust's
                   Eisenstat           independent auditor. The Committee receives reports from the advisor's
                   Kenneth E. Scott    Internal Audit Department, which is accountable solely to the Committee.
                   Jeanne D. Wohlers   The Committee also receives reporting about compliance matters affecting the Trust.

Nominating         Albert A.           The Nominating Committee primarily considers and recommends individuals
                   Eisenstat           for nomination as trustees. The names of potential trustee candidates
                   Ronald J. Gilson    are drawn from a number of sources, including recommendations from
                   Myron S. Scholes    members of the Board, management and shareholders. This committee also
                   Kenneth E. Scott    reviews and makes recommendations to the Board with respect to the
                   Isaac Stein         composition of Board committees and other Board-related matters,
                   Jeanne D. Wohlers   including its organization, size, composition, responsibilities, functions and compensation.

Portfolio          Ronald J. Gilson    The Portfolio Committee reviews quarterly the investment activities and
                   Myron S. Scholes    strategies used to manage fund assets. The Committee regularly receives
                   Isaac Stein         reports from portfolio managers, credit analysts and other investment personnel concerning the funds' investments.

Quality of         Ronald J. Gilson    The Quality of Service Committee reviews the level and quality of
Service            Myron S. Scholes    transfer agent and administrative services provided to the funds and
                   Isaac Stein         their shareholders. It receives and reviews reports comparing those services to fund competitors and seeks to improve such services where feasible and appropriate.
------------------ ------------------- --------------------------------------------------------------------------

Compensation of Trustees

The trustees also serve as trustees for six (6) American Century investment companies other than American Century Target Maturities Trust. Each trustee who is not an "interested person" as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that is based on the number of meetings held and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The table presented shows the aggregate compensation paid for the periods indicated by the Trust and by the American Century family of funds as a whole to each trustee who is not an "interested person" as defined in the Investment
Company Act.

 Aggregate Trustee Compensation for Fiscal Year Ended August 31, 1998
---------------------------- ---------------------- ------------------- ------------------ ---------------------
                                                                                            Total Compensation
                                                        Pension or      Estimated Annual         from the
                              Total Compensation        Retirement        Benefits Upon      American Century
Name of Trustee                      from            Benefits Accrued      Retirement        Family of Funds
                                   the Funds         as Part of Fund
                                    Expenses
---------------------------- ---------------------- ------------------- ------------------ ---------------------
Albert A. Eisenstat                    $                   N/A                 N/A                  $
Ronald J. Gilson                       $                   N/A                 N/A                  $
Myron S. Scholes                       $                   N/A                 N/A                  $
Kenneth E. Scott                       $                   N/A                 N/A                  $
Isaac Stein                            $                   N/A                 N/A                  $
Jeanne D. Wohlers                      $                   N/A                 N/A                  $
---------------------------- ---------------------- ------------------- ------------------ ---------------------

The Trust has adopted the American Century Deferred Compensation Plan for Non-Interested Directors and trustees. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees.

Under the plan, all deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the Trust has no obligation to segregate assets to secure or fund the deferred fees. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the Trust. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended August 31, 1998.


Officers

Background for the officers of the Trust is provided below. All persons named as officers of the Trust also serve in similar capacities for the 12 other investment companies advised by American Century. Not all officers of the Trust are listed; only those officers with policy-making functions for the Trust are listed. No officer is compensated for his or her service as an officer of the Trust. The individuals listed in the table below are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, ACSC, FDI, ACC or ACC's subsidiaries, as specified in the table.

--------------------------- ------------------- ------------------------------------------------------------------
                            Position(s) Held
Name (Age)                  With Fund           Principal Occupation(s)
Address                                         During Past 5 Years
--------------------------- ------------------- ------------------------------------------------------------------
George A. Rio (43)          President           Executive Vice President and Director of Client Services, FDI
4500 Main Street                                (March 1998 to present).
Kansas City, Missouri                           Senior Vice President and Senior Key Account Manager, Putnam
64111                                           Mutual Funds (June 1995 to March 1998)
                                                Director Business Development, First Data Corporation (May 1994
                                                to June 1995)
                                                Senior Vice President and Manager of Client Services and
                                                Director of Internal Audit, The Boston Company, Inc. (September
                                                1983 to May 1994)

Mary A. Nelson (33)         Vice President      Vice President and Manager of Treasury Services and
4500 Main Street                                Administration, FDI, (1994 to present)
Kansas City, Missouri                           Assistant Vice President and Client Manager, The Boston Company,
64111                                           Inc. (1989 to 1994)

Maryanne Roepke, CPA (42)   Vice President      Vice President, Treasurer and Principal Accounting Officer, ACSC
4500 Main Street            and Treasurer
Kansas City, Missouri
64111

Patrick A. Looby (39)       Vice President      Vice President and Assistant General Counsel, ACSC
4500 Main Street
Kansas City, MO 64111

Christopher J. Kelley (33)  Vice President      Vice President and Associate General Counsel, FDI (since July
4500 Main Street                                1996)
Kansas City, MO 64111                           Assistant Counsel, Forum Financial Group (April 1994 to July
                                                1996)
                                                Compliance Officer, Putnam Investments (1992 to April 1994)

Douglas A. Paul (51)        Secretary and       Vice President and Associate General Counsel, ACSC
1665 Charleston Road        Vice President
Mountain View, CA  94043

C. Jean Wade (34)           Controller          Controller-Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
--------------------------- ------------------- ------------------------------------------------------------------

The Funds' Biggest Shareholders

As of December 28, 1998, the following companies were the record owners of more than 5% of a fund's outstanding shares:

----------------- ------------------------------ ---------------- -----------
                                                                  % of
                                                                  Shares
Fund              Shareholder                      # of Shares    Out-standing
                                                      Held
----------------- ------------------------------ ---------------- -----------
Target 2000       Charles Schwab & Co.                 2,169,419       17.2%
                  101 Montgomery Street
                  San Francisco, CA 94101
                  Bank of America                      1,328,888       10.5%
                  P.O. Box 513577
                  Los Angeles, CA 90051
Target 2020       Charles Schwab & Co.                 5,739,593       14.9%
                  101 Montgomery Street
                  San Francisco, CA 94101
Target 2025       Charles Schwab & Co.                 2,995,086       13.7%
                  101 Montgomery Street
                  San Francisco, CA 94101
----------------- ------------------------------ ---------------- -----------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of December 28, 1998, the officers and trustees of the funds, as a group, own less than 1% of any fund's outstanding shares.


Service Providers

The funds have no employees. To conduct its day-to-day activities, the Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust and is described below.

The advisor and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


Investment Advisor

Each fund has an investment management agreement with the advisor, American Century Investment Management, Inc., dated August 1, 1997. This agreement was approved by the shareholders of each of the funds on July 30, 1997.

A description of the responsibilities of the advisor appears in the Prospectus under the caption "Management."

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the "Investment Category Fee"). For example, when calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.

The schedules by which the Investment Category Fees are determined are as follows:

                                           --------------------- ---------------
Investment Category Fee Schedule for       Category Assets        Fee Rate
                                           --------------------- ---------------
0        Target 2000                       First $1 billion       0.3600%
0        Target 2005                       Next $1 billion        0.3080%
0        Target 2010                       Next $3 billion        0.2780%
0        Target 2015                       Next $5 billion        0.2580%
0        Target 2020                       Next $15 billion       0.2450%
0        Target 2025                       Next $25 billion       0.2430%
                                           Thereafter             0.2425%
                                           --------------------- ---------------


The Complex Fee is determined according to the schedule on the right.

  Complex Fee Schedule
---------------------- ---------------
Complex Assets            Fee Rate
---------------------- ---------------
First $2.5 billion        0.3100%
Next $7.5 billion         0.3000%
Next $15.0 billion        0.2985%
Next $25.0 billion        0.2970%
Next $50.0 billion        0.2960%
Next $100.0 billion       0.2950%
Next $100.0 billion       0.2940%
Next $200.0 billion       0.2930%
Next $250.0 billion       0.2920%
Next $500.0 billion       0.2910%
Thereafter                0.2900%
---------------------- ---------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or fund. In addition, purchases or sales of the same security may be made for two or more clients or fund on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The funds' Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

***********CALLOUT BOX*******************************

Other Advisory Relationships

In addition to managing the funds, the advisor also acts as an investment advisor to 12 institutional accounts and to the following registered investment companies:

0        American Century Mutual Funds, Inc.
0        American Century World Mutual Funds, Inc.
0        American Century Premium Reserves, Inc.
0        American Century Variable Portfolios, Inc.
0        American Century Capital Portfolios, Inc.
0        American Century Strategic Asset Allocations, Inc.
0        American Century Municipal Trust
0        American Century Government Income Trust
0        American Century Investment Trust
0        American Century California Tax-Free and Municipal Funds
0        American Century Quantitative Equity Funds
0        American Century International Bond Funds.

***********END CALLOUT BOX*******************************

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management Corporation was merged into the advisor in late 1997.

Investment management fees paid by each fund for the fiscal periods ended August 31, 1998, 1997 and 1996, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped under the funds' previous investment advisory agreement with Benham Management Corporation.

  Unified Management Fees
--------------------------- --------------------- ---------------------
Fund                                1998                  1997
--------------------------- --------------------- ---------------------
Target 2000                                           $1,309,574
Target 2005                                              654,212
Target 2010                                              346,562
Target 2015                                            1,340,435
Target 2020                                              920,960
Target 2025                                              527,834
--------------------------- --------------------- ---------------------
  Investment Advisory Fees
-----------------------------------------------------------------------
Fund                                                  1996
-----------------------------------------------------------------------
Target 2000                                       $1,240,288
Target 2005                                          563,912
Target 2010                                          294,665
Target 2015                                        1,249,491
Target 2020                                          833,863
Target 2025                                          379,805
-----------------------------------------------------------------------

Distributor

The funds' shares are distributed by Funds Distributors, Inc., a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.


Transfer Agent and Administrator

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays American Century Services Corporation for such services.

Prior to August 1, 1997, the funds paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.

Administrative service and transfer agent fees paid by each fund for the fiscal years ended August 31, 1997 and 1996, are indicated in the table below. Fee amounts are net of expense limitations.

  Administrative Fees
--------------------------------- ------------------ -----------------
Fund                                 Fiscal 1997       Fiscal 1996
--------------------------------- ------------------ -----------------
Target 2000                                $368,680          $409,257
Target 2005                                 160,175           186,076
Target 2010                                  94,859            97,232
Target 2015                                 373,977           412,298
Target 2020                                 256,250           275,154
Target 2025                                 163,254           179,812

  Transfer Agent Fees
--------------------------------- ------------------ -----------------
Fund                                 Fiscal 1997       Fiscal 1996
--------------------------------- ------------------ -----------------
Target 2000                                $190,056          $229,922
Target 2005                                 112,925           145,450
Target 2010                                  39,157            47,787
Target 2015                                 164,081           188,108
Target 2020                                 108,533           119,915
Target 2025                                  78,485            91,516

Other Service Providers

Custodian Banks

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


Independent Auditors

PricewaterhouseCoopers LLP is the independent auditor of the funds. The address of PricewaterhouseCoopers LLP is City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140. As the independent auditor of the funds, PricewaterhouseCoopers provides services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund.


Brokerage Allocation

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.


Information About Fund Shares

Generally

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion or similar rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all funds') outstanding shares may be able to elect a Board of Trustees. The Trust instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.


Fund Liquidations

On or before January 31st of the year following a Fund's target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged, or a provision will be made for their discharge, and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (i) by receiving redemption proceeds or (ii) by exchanging shares for shares of another American Century fund. If the Fund receives no instructions from a shareholder, his or her shares will be exchanged for shares of American Century Capital Preservation Fund (or a similar fund if Capital Preservation Fund is not available). The estimated expenses of terminating and liquidating a Fund will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a Fund and, therefore, should have little or no effect on the maturity value of the Fund.


Multiple Class Structure

The funds' Board of Trustees has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of funds: an Investor Class, an Institutional Class and an Advisor Class. Not all funds offer all three classes

The Investor Class is made available to investors directly by the investment manager through its affiliated broker-dealer, American Century Investment Services, Inc., for a single unified management fee, without any load or commission. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the Manager as Investor Class shareholders. As a result, the Manager is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan. The plan has been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.


Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the "Plan"). The Master Distribution and Shareholder Services Plan is described below.

In adopting the Plan, the Board of Trustees [including a majority who are not "interested persons" of the funds (as defined in the Investment Company Act), hereafter referred to as the "independent trustees"] determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers (NASD).


Master Distribution and Shareholder Services Plan

As described in the Prospectuses, the funds' Advisor Class of shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' investment manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Trustees has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay the Distributor a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services  may  include  but  are  not  limited  to,  (a) the  payment  of  sales commission, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of the Distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the Manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.


Valuation of Portfolio Securities

Each fund's net asset value per share (NAV) is calculated as of one hour before the close of business of the New York Stock Exchange (the Exchange), usually at 2 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1999: New Year's Day (observed), Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (observed). Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of each fund in various markets before the Exchange closes for the day. Each fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Securities held by the funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference between bid and asked prices, for certain municipal bonds may differ substantially among dealers.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.


Taxes

Federal Income Tax

Each fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

Certain of the bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, if the fund elects to include the discount in income, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, gain realized on disposition of a security held less than one year is treated as short-term capital gain.

It is intended that each fund's assets will be sufficiently invested in municipal securities so that each fund will be eligible to pay exempt-interest dividends (as defined in the Code) to shareholders. A fund's dividends payable from net tax-exempt interest earned from municipal securities will qualify to be designated as exempt-interest dividends if, at the close of each quarter of the fund's taxable year, at least 50% of the value of the fund's total assets consists of municipal securities. Exempt-interest dividends distributed to shareholders are not included in shareholders' gross income for regular federal income tax purposes. The percentage of income that is tax-exempt is applied uniformly to all income distributions made during each calendar year. This percentage may differ from the actual percentage of tax-exempt income received during any particular month.

Distributions of net investment income received by a fund from investment in debt securities other than municipal securities, of ordinary income realized upon the disposition of tax-exempt market discount bonds, and any net realized short-term capital gains distributed by the fund will be taxable to shareholders as ordinary income. Because the funds' investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations.

Under the Code, any distribution of a fund's net realized long-term capital gains designated by the fund as a capital gain dividend is taxable to shareholders as long-term capital gains, regardless of the length of time shares are held. If a capital gain dividend is paid with respect to any shares of a fund sold at a loss after being held for six months or less, the loss will be treated as a long-term capital loss for tax purposes. The Code also provides that if a shareholder holds shares of a fund for six months or less, the deduction of any loss on the sale or exchange of those shares is disallowed to the extent that the shareholder received exempt-interest dividends with respect to those shares.

When a fund has a capital loss carryover, it does not make capital gain distributions until the loss has been offset or expired.

Interest on certain types of industrial development bonds (small issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons other than the issuer) is not exempt from federal income tax when received by "substantial users" or persons related to substantial users as defined in the Code. The term "substantial user" includes any "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or "related persons" of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he or his immediate family (spouse, brothers, sisters, ancestors and lineal descendants) owns directly or indirectly in aggregate more than 50% in the equity value of the substantial user.

From time to time, proposals have been introduced in Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the funds' NAVs would be adversely affected. Under these circumstances, the trustees would re-evaluate the funds' investment objectives and policies and would consider either changes in the structure of the Trust or its dissolution.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.


How Fund Performance Information is Calculated

*****************CALLOUT BOX****************************

Fund Yields (30-day period ended September 30, 1998)

------------------------------------- -------------
Fund                                  30-Day Yield
------------------------------------- -------------
Target 2000                              3.67%
Target 2005                              3.97%
Target 2010                              4.64%
Target 2015                              5.04%
Target 2020                              4.55%
Target 2025
------------------------------------- -------------
*****************END CALLOUT BOX********************


The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period according to the following formula:

                        YIELD = (2 [(a - b + 1)6 - 1])/cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.


*****************CALLOUT BOX****************************

Average Annual Total Returns
----------------------------- -------- -------- -------- --------
                              One-Year Five-YearTen-Years Life
Fund                                                     of Fund
----------------------------- -------- -------- -------- --------
Target 2000(1)                 3.17%    2.76%    3.64%    3.86%
Target 2005 (1)                3.15%    2.82%     --      3.12%
Target 2010 (1)                5.42%    4.52%     --      4.74%
Target 2015 (2)                7.39%    6.12%    6.67%    6.95%
Target 2020 (3)                9.70%    7.27%    7.97%    8.48%
Target 2025 (4)               10.61%    7.76%    8.13%    6.70%

(1) Commenced operations on March 25, 1985.
(2) Commenced operations on September 1, 1986.
(3) Commenced operations on December 29, 1989.
(4) Commenced operations on February 16, 1996.

*****************END CALLOUT BOX********************


Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.


Multiple Class Performance Advertising

Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.


Financial Statements

The financial statements of the funds, including the Statements of Assets and Liabilities and the Statements of Operations for the fiscal year ended September 30, 1998, and the Statements of Changes in Net Assets for the fiscal years ended September 30, 1997 and 1998, are included in the Annual Reports to shareholders for the fiscal year ended September 30, 1998. The report on the financial highlights for the fiscal years 1993, 1994, 1995 and 1996 are included in the Annual Reports to shareholders for the fiscal year ended September 30, 1996, Each such Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and phone number shown on the back cover of this Statement of Additional Information.


Explanation of Fixed Income Securities Ratings

As described in the Prospectus, the funds may invest in fixed income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.


Bond Ratings
---------- ------------ -------------------------------------------------------------------------------------------------
   S&P       Moody's    Description
---------- ------------ -------------------------------------------------------------------------------------------------
   AAA         Aaa      These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
   AA          Aa       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.
    A           A       Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
   BBB         Baa      Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
   BB          Ba       Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues.
                        However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
    B           B       Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
   CCC         Caa      Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.
   CC          Ca       The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
    C           C       The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
   CI           -       The rating CI is reserved for income bonds on which no interest is being paid.
    D           D       Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
---------- ------------ -------------------------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.


COMMERCIAL PAPER RATINGS
---------- ------------ -------------------------------------------------------------------------------------------------
   S&P       Moody's    Description
---------- ------------ -------------------------------------------------------------------------------------------------
   A-1       Prime-1    This indicates that the degree of safety regarding timely payment is strong. Standard & Poor's
              (P-1)     rates those issues determined to possess extremely strong safety characteristics as A-1+.
   A-2       Prime-2    Capacity for timely payment on commercial paper is satisfactory, but the relative degree of
              (P-2)     safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
   A-3       Prime-3    Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more
              (P-3)     vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
---------- ------------ -------------------------------------------------------------------------------------------------

NOTE RATINGS
---------- ------------ -------------------------------------------------------------------------------------------------
   S&P       Moody's    Description
---------- ------------ -------------------------------------------------------------------------------------------------
  SP-1       MIG-1;     Notes are of the highest quality enjoying strong protection from established cash flows of
             VMIG-1     funds for their servicing or from established and broad-based access to the market for refinancing, or both.
  SP-2       MIG-2;     Notes are of high quality, with margins of protection ample, although not so large as in the
             VMIG-2     preceding group.
  SP-3       MIG-3;     Notes are of favorable quality, with all security elements accounted for, but lacking the
             VMIG-3     undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
  SP-4       MIG-4;     Notes are of adequate quality, carrying specific risk but having protection and not distinctly
             VMIG-4     or predominantly speculative.
---------- ------------ -------------------------------------------------------------------------------------------------


More information about the funds is contained in the funds' annual and semiannual reports. These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent six-month fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that it is legally part of this SAI.

0 You can get the annual and semiannual reports for free and ask any questions about the funds by contacting us at one of the addresses or phone numbers listed below.

---------------------------------- ---------------------------------------------
American Century Investments       Institutional, Corporate, Keogh, SEP/SARSEP,
P.O. Box 419200                    SIMPLE and 403(b) Services
Kansas City, Missouri  64141-6200  1-800-345-3533

www.americancentury.com            Telecommunications Device for Deaf
                                   1-800-634-4113 or 816-444-3485
Investor Services
1-800-345-2021 or 816-531-5575     Fax
                                   816-340-7962
Automated Information Line
1-800-345-8765
---------------------------------- ---------------------------------------------

0    If you own or are considering purchasing fund shares through

     o    an employer-sponsored retirement plan
     o    a bank
     o    a broker-dealer
     o    an insurance company
     o    another financial intermediary

     you can get the annual and semiannual reports directly from them.

0    You can also get information about the funds from the SEC.

     o In person. Go to the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information about location and hours of operation.
     o    On the internet. Go to www.sec.gov.
     o By mail. Write to Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. The SEC will charge a fee for copying the documents you request.

Investment Company Act File No. 811-XXXX

AMERICAN CENTURY TARGET MATURITIES TRUST

1933 Act Post-Effective Amendment No. 29
1940 Act Amendment No. 31
--------------------------------------------------------------------------------

PART C    OTHER INFORMATION

ITEM 23 EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

          (a) (1) Agreement and Declaration of Trust dated May 31, 1995 (filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 24 to the Registration Statement on November 29, 1995, File No. 2-94608).

               (2) Amendment to the Declaration of Trust dated October 21, 1996 (filed electronically as Exhibit 1 to Post-Effective Amendment No. 27 to the Registration Statement on August 28, 1997, File No. 2-94608).

               (3) Amendment to the Declaration of Trust dated August 1, 1997 (filed electronically as Exhibit 1 to Post-Effective Amendment No. 27 to the Registration Statement on August 28, 1997, File No. 2-94608).

          (b) Amended and Restated Bylaws, dated May 17, 1995 (filed electronically as Exhibit 2 to Post-Effective Amendment No. 24 to the Registration Statement on November 29, 1995, File No. 2-94608).

          (c)  Not applicable.

          (d) (1) Investor Class Investment Management Agreement between American Century Target Maturities Trust and American Century Investment Management, Inc., dated August 1, 1997 (filed electronically as Exhibit 5 of Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

               (2) Advisor Class Investment Management Agreement between American Century Target Maturities Trust, American Century Government Income Trust, American Century International Bond Funds, and American Century Quantitative Equity Funds, dated August 1, 1997 (filed electronically as Exhibit 5 of Post-Effective Amendment No. 27 to the Registration Statement on August 28, 1997, File No. 2-94608).

          (e) (1) Distribution Agreement between American Century Target Maturities Trust and Funds Distributor, Inc., dated January 15, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 30 to the Registration Statement on January 30, 1998, File No. 2-94608).

               (2) Amendment No. 1 to the Distribution Agreement between American Century Target Maturities Trust and Funds Distributor, Inc., dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872).

          (f)  Not applicable.

          (g) Custodian Agreement between American Century Investments (including American Century Target Maturities Trust), and The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 of Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust on February 7, 1997, File No. 2-99222).

          (h) Transfer Agency Agreement between American Century Target Maturities Trust and American Century Services Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 of Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (i)  Opinion and consent of counsel is included herein.

          (j) (1) Consent of PricewaterhouseCoopers, LLP, independent auditors, to be filed by amendment.

               (2) Consent of KPMG Peat Marwick, LLP, independent auditors, to be filed by amendment.

               (3) Power of Attorney dated July 9, 1998 is included herein.

          (k)  Not applicable.

          (l)  Not applicable.

          (m) Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997 (filed electronically as Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement filed on August 28, 1997, filed No. 2-94608).

          (n) (1) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2000 is included herein.

               (2) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2005 is included herein.

               (3) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2010 is included herein.

               (4) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2015 is included herein.

               (5) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2020 is included herein.

               (6) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2025 is included herein.

          (o) Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997 (filed electronically as
               Exhibit 18 of Post-Effective Amendment No. 27 to the Registration Statement on August 28, 1997, File No. 2-94608).


Item 24. Persons Controlled by or Under Common Control with Registrant.

Not applicable.


Item 25. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended on May 17, 1995 (filed electronically as Exhibit 2(b) of Post-Effective Amendment No. 24 to the Registration Statement on November 29, 1995, File No. 2-94608).


Item 26. Business and Other Connections of Investment Advisor.

American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.


Item 27. Principal Underwriters.

         (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          BJB Investment Funds
          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Equity Funds, Inc.
          Founders Funds, Inc.
          Harris Insight Funds Trust
          HT Insight Funds, Inc. d/b/a Harris Insight Funds
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Kobrick - Cendant Investment Trust
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

          The  Distributor  is  registered  with  the  Securities  and  Exchange
          Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant
Marie E. Connolly                    Director, President and Chief       None
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            None

William S. Nichols                   Executive Vice President            None

Margaret W. Chambers                 Senior Vice President, General      None
                                     Counsel, Chief Compliance
                                     Officer, Secretary and Clerk
Michael S. Petrucelli                Senior Vice President               None

Joseph F. Tower, III                 Director, Senior Vice President,    None
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               None

Allen B. Closser                     Senior Vice President               None

Bernard A. Whalen                    Senior Vice President               None

William J. Nutt                      Chairman and Director               None
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

         (c)  Not applicable.


Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.


Item 29. Management Services.

Not applicable.


Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 29/Amendment No. 31 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri, on the 13th day of November, 1998.

                              AMERICAN CENTURY TARGET MATURITIES TRUST


                              By: /s/Patrick A. Looby
                                  Patrick A. Looby
                                  Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29/Amendment No. 31 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                            Date
*                                    President, Principal Executive and     November 13, 1998
---------------------------------    Principal Financial Officer
George A. Rio

*                                    Vice President and Treasurer           November 13, 1998
---------------------------------
Maryanne Roepke

*                                    Chairman of the Board and Trustee      November 13, 1998
---------------------------------
James E. Stowers III

*                                    Trustee                                November 13, 1998
---------------------------------
William M. Lyons

*                                    Trustee                                November 13, 1998
---------------------------------
Albert A. Eisenstat

*                                    Trustee                                November 13, 1998
---------------------------------
Ronald J. Gilson

*                                    Trustee                                November 13, 1998
---------------------------------
Myron S. Scholes

*                                    Trustee                                November 13, 1998
---------------------------------
Kenneth E. Scott

*                                    Trustee                                November 13, 1998
---------------------------------
Isaac Stein

*                                    Trustee                                November 13, 1998
---------------------------------
Jeanne D. Wohlers

/s/Patrick A. Looby
*by Patrick A. Looby, Attorney in Fact (pursuant to a Power of Attorney dated July 9, 1998).